SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
SUBSEQUENT EVENTS
NOTE 13 - SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, all subsequent events that are required to be reported through the filing date of these consolidated financial statements are reported below.

Common Shares Issued

Subsequent to October 31, 2021, the Company issued 25,000 shares of common stock for the exercise of prefunded warrants.

NOTE 14 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, all subsequent events have been reported through the filing date as set forth below.

On May 20, 2021, we entered into a Purchase and Sale Agreement to acquire 323.841 acres of land in, or near, Pecos County, Texas, in exchange for $242,881. Per the terms of the agreement, we remitted a non-refundable earnest money payment of $10,000 and committed to close on or before the thirtieth day after the title company issued a title commitment, or on a date mutually agreed upon. On July 8, 2021 we entered into the first amendment to the Purchase and Sale Agreement which provided for an extension of the closing date, which was to occur on or before September 15, 2021. In exchange for the extension, we remitted a non-refundable extension payment of $10,000 which is applicable to the purchase price at closing. We closed on this land purchase on July 27, 2021.

On June 22, 2021, the Company issued and delivered to GS Capital Partners, LLC (“GS”) a 10% convertible note in the principal amount of $82,000. The note was issued at a discount and the Company received net proceeds of $78,500 after payment of $3,500 of fees and expenses of the lender and its counsel. During the first 180 days, GS, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a price of $0.015 per share and thereafter at 34% discount from the average of the two lowest trading prices of the Company’s common stock during the 15 prior trading days including the day upon which a notice of conversion is received by the Company. The Company may redeem the note at redemption prices ranging from 110% to 118% during the first 180 days after issuance.

On June 22, 2021 the Company executed a drawdown request of $200,000 in accordance with the terms of the February 22, 2021 promissory note with GS Capital Partners, LLC. The maturity date of the note is the earlier of (i) December 31, 2021 or (ii) the consummation by the Company of an equity or equity-based financing providing net proceeds to the Company sufficient to retire the outstanding indebtedness under the note. The note has an interest rate of ten percent per annum from the date of the drawdown.

Effective July 1, 2021, the Company amended its articles of incorporation to provide for a 1 for 10,000 reverse stock split of our common shares. As a result of the stock split the Company issued an additional 17,754 shares of common stock to account for rounding issues. The Company has given retroactive effect to the reverse stock split for all periods presented. See Note 14.

On July 15, 2021, we entered into a Securities Purchase Agreement (“SPA”) with an institutional investor, pursuant to which we agreed to issue and sell, in a registered direct offering 170,000 shares of our common stock and warrants exercisable for an aggregate of 2,575,000 shares of our common stock at a combined offering price of $0.80 per share. The warrants have an exercise price of $0.80 per share. Each warrant is immediately exercisable and will expire on the fifth anniversary from the issuance date. We also offered and sold to the institutional investor pre-funded warrants to purchase an aggregate of 3,580,000 shares of common stock, in lieu of shares of common stock. Each pre-funded warrant is exercisable for one share of our common stock. The purchase price of each pre-funded warrant is equal to $0.80 per share price at which common stock is sold in the offering, minus $0.0001, and the exercise price of each pre-funded warrant is $0.0001 per share. Subject to certain ownership limits, the pre-funded warrants are immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full. As a result of the SPA, the Company received proceeds of $2,650,850 after deducting placement agent fees and related offering expenses.

Subsequent to April 30, 2021, the Company made a payment to its lender to extinguish a January 31, 2019 convertible notes payable with a principal balance of $91,331 that had been in default, see Note 7. The Company also made a payment to another lender to extinguish a March 26, 2021 convertible note payable with a principal balance of $82,000, see Note 7, and to extinguish a June 22, 2021 convertible note payable with a principal balance of $82,000, see above, and to repay the June 22, 2021 drawdown of $200,000 on a February 22, 2021 promissory note, see above.

Subsequent to April 30, 2021, the Company issued 11,814 common shares to lenders in the conversion of debt principal of $40,000, accrued interest payable of $2,027 and conversion fees of $504. The Company also issued 250,000 shares for the exercise of the pre-funded warrants granted in conjunction with the July 15, 2021 SPA.